SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Compensation Abstract
Share based compensation expense
(in thousands)	2020	2019

Share based compensation expense for:
Share options	$(559)	$(776)
RSUs	(1,034)	(1,043)
PSUs	(234)	(403)
Share based compensation expense	$(1,827)	$(2,222)

Stock options continuity
	2020		2019
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number of Common	Price per Share	Number of Common	Price per Share
	Shares	(CAD)	Shares	(CAD)

Share options outstanding – January 1	13,827,243	$0.75	13,865,193	$0.83
Grants	3,671,000	0.46	3,005,000	0.67
Exercises (1)	(251,500)	0.59	(663,150)	0.61
Expiries	(1,424,000)	0.97	(866,000)	1.81
Forfeitures	(745,500)	0.67	(1,513,800)	0.79
Share options outstanding – December 31	15,077,243	$0.67	13,827,243	$0.75
Share options exercisable – December 31	10,289,743	$0.74	9,747,721	$0.80

(1)	The weighted average share price at the date of exercise was CAD$0.72 (2019: CAD$0.70).

Stock options outstanding
Range of Exercise Prices per Share (CAD)	Weighted-Average Remaining Contractual Life (Years)	Number of Common Shares	Weighted-Average Exercise Price per Share (CAD)

Stock options outstanding
$0.25 to $ 0.49	4.21	3,502,000	$0.45
$0.50 to $ 0.74	2.26	6,443,643	0.64
$0.75 to $ 0.99	1.19	5,131,600	0.85
	2.35	15,077,243	$0.67

Fair value of options granted assumptions
	2020	2019
Risk-free interest rate	0.27% - 0.67%	1.31% - 1.65%
Expected stock price volatility	44.16% - 54.16%	43.86% - 49.46%
Expected life	3.4 years	3.4 to 3.5 years
Estimated forfeiture rate	2.84% - 3.08%	2.82% - 3.12%
Expected dividend yield	—	—
Fair value per option granted	CAD$0.15 - CAD$0.25	CAD$0.19 - CAD$0.26

RSUs continuity
	2020		2019
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per RSU	Common	Per RSU
	Shares	(CAD)	Shares	(CAD)

RSUs outstanding – January 1	2,754,099	$0.70	1,200,432	$0.65
Grants	3,345,750	0.38	1,927,000	0.73
Exercises (1)	(238,949)	0.69	(373,333)	0.70
Forfeitures	(169,001)	0.59	—	—
RSUs outstanding – December 31	5,691,899	$0.52	2,754,099	$0.70
RSUs vested – December 31	970,670	$0.69	303,810	$0.65

(1)	The weighted average share price at the date of exercise was CAD$0.56 (2019: CAD$0.67).

PSUs continuity
	2020		2019
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per PSU	Common	Per PSU
	Shares	(CAD)	Shares	(CAD)

PSUs outstanding – January 1	2,140,000	$0.65	2,200,000	$0.65
Grants	180,000	0.38	240,000	0.69
Exercises (1)	(120,000)	0.65	(60,000)	0.65
Forfeitures	(180,000)	0.65	(240,000)	0.65
PSUs outstanding – December 31	2,020,000	$0.63	2,140,000	$0.65
PSUs vested – December 31	700,000	$0.65	380,000	$0.65

(1)	The weighted average share price at the date of exercise was CAD$0.67 (2019: CAD$0.67).